[State Street Research Letterhead]
                                                                June 28, 2000


Securities and Exchange Commission
450 Fifth Street N.W.
Washington, DC  20549


Dear Sir or Madam:

     On behalf of State Street Research Securities Trust, I am enclosing Form SE and the related exhibits to be incorporated by reference in the direct transmission of form N-SAR for the year ended April 30, 2000.

                                                          Sincerely,

                                                         /s/ Danette M. Tatro
                                                         --------------------
                                                         Danette M. Tatro






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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                           FORM SE Dated June 28, 2000
                                         ---------------------

                                      Six months
N-SAR                                 ended 4/30/00        811-4911
----------------------------------    ---------------      --------------------
Report, Schedule or Statement of     Period of Report      SEC File No. of Form
 Which the Documents Are a Part       (If Appropriate)     Schedule or Statement

State Street Research Financial Trust                      806390
-----------------------------------------------------      --------------------
(Exact Name of Registrant As Specified in Charter)         Registrant CIK Number

-------------------------------------------------------------------------------
  Name of Person Other than Registrant Filing the Form, Schedule or Statement


             The undersigned hereby files the following documents:

Attach an exhibit index and the exhibits not filed electronically as required by
    Item 601 of Regulation S-K, the applicable Form, Schedule or Statement.


                  SIGNATURES: Complete A or B, as Appropriate
                       See General Instructions to Form SE


A. Filings Made on Behalf of the Registrant: The Registrant has duly caused this form to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, State of Massachusetts on the 28th day of June, 2000
               ------           -------------        ----        ----  ----

                                           State Street Research Financial Trust
                                           -------------------------------------
                                                     (Name of Registrant)

                                           /s/ Joseph W. Canavan
                                       By: -------------------------------------
                                                        (Signature)

                                           Joseph W. Canavan
                                           -------------------------------------
                                                         (Print Name)

                                           Assistant Treasurer
                                           -------------------------------------
                                                          (Title)


B. Filings Made by Persons Other Than the Registrant: After reasonable inquiry and to the best of my knowledge and belief, I certify that the information set forth in this statement is true, complete and correct.


---------------     ------------------------------------------------------------
    (Date)                                (Signature)

                    ------------------------------------------------------------
                    (Print the Name and Title of Each Person Who Signs the Form)


SEC 2082 (12-89)

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                      State Street Research Financial Trust
                      -------------------------------------
                              (Name of Registrant)


                                     Form SE

                          Exhibit Index for Form N-SAR




Item 77.     C.    Matters Submitted to a Vote of Security Holders




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                        ADDITIONAL ANSWERS TO FORM N-SAR
                                       for
                     STATE STREET RESEARCH FINANCIAL TRUST


Item 77:   Attachments

SUB-ITEM 77C:   Submissions of matters to a vote of security holders

See "Report On Special Meeting of Shareholders" in the Reports to Shareholders for the year ended April 30, 2000, for the State Street Research Strategic Income, State Street Research Galileo Fund and State Street Research Legacy Fund (each a series of the Registrant), which Reports on Special Meetings of Shareholders are incorporated by reference herein.